Related Party Transactions	12 Months Ended
Apr. 30, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions [Text Block]

7. Related Party Transactions

During the years ended April 30, 2025, and 2024, the Company has the following related party transactions:

(a) The Company has incurred $3,284,679 (April 30, 2024: $2,698,461) in salary, consulting fees, and management fees to the Company's officers and companies owned by the Company's officers as compensation.

(b) The Company has incurred $418,000 (April 30, 2024: $338,047) in director fees to the Company's independent directors.

(c) The Company has paid $780,000 (April 30, 2024: $675,000) to a company with common directors and officers for rent expenses and administration expenses.

(d) The Company has granted 4,850,000 (April 30, 2024: 3,165,000) stock options to officers and directors of the Company (Note 8(e)).

(e) The Company has granted 360,000 (April 30, 2024: 318,000) RSUs to officers of the Company  (Note 8(f)).

(f) As of April 30, 2025, $394,027 was payable to officers of the Company (April 30, 2024: $673,600 and $475,000 was payable to officers and the former Chief Operating Officer of the Company, respectively).

These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties.